CONSOLIDATED INCOME STATEMENTS - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement
Interest income	$ 99,537	$ 98,002	$ 77,453
Interest income on financial assets designated at fair value through profit or loss	14,049
Interest expenses and similar charges	(51,589)	(42,158)	(28,323)
NET INTEREST INCOME	61,997	55,844	49,130
Dividend income	210	150	94
Fee and commission income.	22,296	20,316	18,770
Fee and commission expenses	(6,574)	(5,503)	(4,830)
Gains/(losses) on financial assets and liabilities (net)	1,484	3,458	3,760
Exchange differences (net)	0	6	2
Other operating income	748	669	486
Other operating expenses	(4,393)	(3,614)	(3,361)
TOTAL INCOME	75,768	71,326	64,051
Administrative expenses:	(28,649)	(25,437)	(22,655)
Personnel expenses	(14,354)	(12,748)	(11,472)
Other general administrative expenses	(14,295)	(12,689)	(11,183)
Depreciation and amortization	(2,973)	(2,533)	(2,058)
Impairment losses on financial assets (net)	(18,810)	(18,820)	(16,661)
Impairment losses on other assets (net), Non-current assets held for sale	(5)
Provisions (net)	(562)	(437)	(881)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	7	6	20
Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net)	38	69	71
OPERATING PROFIT BEFORE TAX	24,814	24,174	21,887
Income tax	(5,458)	(5,496)	(5,351)
PROFIT FOR THE YEAR	19,356	18,678	16,536
Profit attributable to the Parent	19,353	$ 18,678	$ 16,536
Profit attributable to non-controlling interests	$ 3
EARNINGS PER SHARE (pesos)
Basic earnings per share (in pesos per share)	$ 2.86	$ 2.76	$ 2.44
Diluted earnings per share (in pesos per share)	$ 2.85	$ 2.75	$ 2.44
Loans and receivables category
Statement
Impairment losses on financial assets (net)		$ (18,820)	$ (16,661)
Financial assets at amortized cost category
Statement
Impairment losses on financial assets (net)	$ (18,806)
Financial assets at fair value through other comprehensive income category
Statement
Dividend income	177
Impairment losses on financial assets (net)	$ (4)